Trade and other receivables (Tables)	6 Months Ended
Feb. 29, 2024
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Trade receivables	40,732	59,364
Sales taxes receivable	184,308	159,114
R&D tax credit receivable	143,500	143,500
Other receivables	8,163	188,858
	376,703	550,836

Schedule of aging analysis of receivables

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
0 – 30	—	13,986
31 – 60	3,174	—
61 – 90	—	—
91 and over	37,558	45,378
	40,732	59,364